Other Current Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities, Current [Abstract]
Unearned revenue	$ 7,650	$ 7,881
Taxes payable	1,655	207
Total other current liabilities	$ 9,305	$ 8,088